       As Filed with the Securities Exchange Commission July 24, 2001

                                                    REGISTRATION NO.   2-99958
                                                                     811-03745

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              -------------------

                                    FORM N-4

                       POST-EFFECTIVE AMENDMENT NO. 20 TO
         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             /X/
                                      AND
                                AMENDMENT NO. 20
                                       TO
                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940                            /X/


                  SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT D
                           (EXACT NAME OF REGISTRANT)

                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                              (NAME OF DEPOSITOR)
                          ONE SUN LIFE EXECUTIVE PARK
                      WELLESLEY HILLS, MASSACHUSETTS 02481
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                  DEPOSITOR'S TELEPHONE NUMBER: (781) 237-6030

           EDWARD M. SHEA, ASSISTANT VICE PRESIDENT AND SENIOR COUNSEL
                  SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
                         RETIREMENT PRODUCTS & SERVICES
                                 ONE COPLEY PLACE
                           BOSTON, MASSACHUSETTS 02116
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                          COPIES OF COMMUNICATIONS TO:
                              JOAN E. BOROS, ESQ.
                 JORDEN BURT BOROS CICCHETTI BERENSON & JOHNSON LLP
                      1025 THOMAS JEFFERSON STREET, N.W.
                               SUITE 400 EAST
                             WASHINGTON, D.C. 20007

                              -------------------


--------------------------------------------------------------------------------
Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

  [X] Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [ ] On (date) pursuant to paragraph (b) of Rule 485.

  [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [ ] On (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of securities being registered:

  Units of interest in Separate Account under variable annuity contracts.


Pursuant to Rule 429 under the Securities Act of 1933, the prospectus contained herein also relates to Registration Statement No. 33-31711.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS


    Attached hereto and made a part hereof is a Supplement to the Prospectus dated May 1, 2001 (incorporated herein by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 (File No. 2-99958) filed
April 6, 2001).

                         SUPPLEMENT DATED JULY 24, 2001

                                       TO

                          PROSPECTUS DATED MAY 1, 2001

                                      FOR

                                   COMPASS G

             ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

      Pursuant to a plan of reorganization adopted by the shareholders of the MFS Global Governments Fund on July 23, 2001, the MFS Global Governments Fund will cease to exist as of August 6, 2001.

      As a result of this action, the Prospectus, dated May 1, 2001, for Compass G is hereby supplemented to delete all references to the MFS Global Governments Fund, EFFECTIVE AUGUST 6, 2001.

                                     PART B

                     INFORMATION REQUIRED IN A STATEMENT OF
                             ADDITIONAL INFORMATION

          Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 (File No. 2-99958) filed April 6, 2001 is the Statement of Additional Information dated May 1, 2001.

                                     PART C

                                OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a) The following Financial Statements are incorporated in the Registration Statement by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 (File No. 2-99958) filed April 6, 2001:



A.    Condensed Financial Information--Accumulated Unit Values (Part A)


B.    Financial Statements of the Depositor (Part B)


      1. Consolidated Statements of Income, Years Ended December 31, 2000, 1999 and 1998;

      2.   Consolidated Balance Sheets, December 31, 2000 and 1999;

      3. Consolidated Statements of Comprehensive Income Years Ended December 31, 2000, 1999 and 1998;

      4. Consolidated Statements of Stockholder's Equity, Years Ended December 31, 2000, 1999 and 1998;

      5. Consolidated Statements of Cash Flows, Years Ended December 31, 2000, 1999 and 1998;

      6.   Notes to Consolidated Financial Statements; and

      7.   Independent Auditors' Report.




C.    Financial Statements of the Registrant:


      1.  Statement of Condition, December 31, 2000;


      2.  Statement of Operations, Year Ended December 31, 2000;


      3. Statements of Changes in Net Assets, Years Ended December 31, 2000 and December 31, 1999;

      4.  Notes to Financial Statements; and

      5.  Independent Auditors' Report.

          (b) The following Exhibits are incorporated in the Registration Statement by reference unless otherwise indicated:


          (1) Resolution of Board of Directors of the depositor dated March 31, 1982 authorizing the establishment of the Registrant (Filed as an Exhibit to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 2-99958, filed on April 17, 1998 and incorporated herein by reference);

          (2)  Not Applicable;

          (3) (a) Form of Marketing Coordination and Administrative Services Agreement between the depositor, Massachusetts Financial Services Company and Clarendon Insurance Agency, Inc. (Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998 and incorporated herein by reference);

               (b)  (i)  Specimen Sales Operations and General Agent Agreement
                         (Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File
                         No. 333-37907, filed on January 16, 1998 and incorporated herein by reference);

               (b) (ii) Specimen Broker-Dealer Supervisory and Service Agreement (Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-4, File No. 333-37907, filed on January 16, 1998 and incorporated herein by reference.); and

               (b)(iii) Specimen Registered Representatives Agent Agreement (Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File
                         No. 333-37907, filed on January 16, 1998 and incorporated herein by reference);

          (4) Form of Flexible Payment Deferred Combination Variable and Fixed Group Annuity Contract (Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998 and incorporated herein by reference);

          (5) Form of Application used with the annuity contract filed as Exhibit (4) (Filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-37907, filed on January 16, 1998 and incorporated herein by reference);

          (6) Certificate of Incorporation and By-laws of the Depositor (Filed as an Exhibit to the Registration Statement on Form N-4, File No. 333-37907, filed on October 14, 1997 and incorporated herein by reference);

          (7)  Not Applicable;

          (8)  None;

          (9)  Previously filed;

         (10)  (a)  Consent of Deloitte & Touche, LLP*;

               (b)  Representation of Counsel*;

         (11) Financial Statement Schedules I and VI (Incorporated by reference from the Annual Report of the Depositor on Form 10-K for the fiscal year ended December 31, 1999) ;

         (12)  Not Applicable;

         (13)  Not Applicable;

         (14)  Not Applicable; and


         (15) Powers of Attorney (Incorporated by reference from Exhibit 15 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-30844, filed February 9, 2001);




         (16) Organizational Chart of Sun Life Assurance Company of Canada (Incorporated by reference from Exhibit 16 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-30844, filed February 9, 2001).


*     Filed herewith.

Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal                      Positions and Offices
Business Address                        with Depositor
------------------                      ----------------------

Donald A. Stewart                       Chairman and Director
150 King Street West
Toronto, Ontario
Canada  M5H 1J9

C. James Prieur                         Vice Chairman and Director
150 King Street West
Toronto, Ontario
Canada  M5H 1J9

James A. McNulty, III                   President and Director
One Sun Life Executive Place
Wellesley Hills, MA 02481




David D. Horn                           Director
Strong Road
New Vineyard, ME 04956

Name and Principal                      Positions and Offices
Business Address                        with Depositor
------------------                      ---------------------

Angus A. MacNaughton                    Director
Genstar Investment Corporation
555 California Street, Suite 4850
San Francisco, CA 94104

S. Caesar Raboy                         Director
220 Boylston Street
Boston, MA 02110

William W. Stinson                      Director
Canadian Pacific Limited
1800 Bankers Hall, East Tower
855 - 2nd Street S.W.
Calgary, Alberta
Canada  T2P 42H

James C. Baillie                        Director
Torys
Suite 300, Maritime Life Tower
Toronto, Ontario M5KINZ

James M.A. Anderson                     Vice President, Investments
One Sun Life Executive Park
Wellesley Hills, MA 02481

Peter F. Demuth                         Vice President and Chief Counsel and
One Sun Life Executive Park             Assistant Secretary
Wellesley Hills, MA 02481

Ronald J. Fernandes                     Vice President, Retirement Products
One Sun Life Executive Park             and Services
Wellesley Hills, MA 02481

Ellen B. King                           Senior Counsel and Secretary
One Sun Life Executive Park
Wellesley Hills, MA  02481


Davey S. Scoon                          Vice President, Finance and Treasurer
One Sun Life Executive Park
Wellesley Hills, MA 02481

Robert P. Vrolyk                        Vice President, and Actuary
One Sun Life Executive Park
Wellesley Hills, MA  02481


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of Sun Life Assurance Company of Canada (U.S.), wholly-owned subsidiary of Sun Life of Canada (U.S.) Holdings, Inc., a wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operation Holdings, Inc., which is in turn a wholly-owned subsidiary of Sun Life Assurance Company of Canada.

     The organizational chart of Sun Life Assurance Company of Canada is incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No.
333-30844), filed February 9, 2001.

      None of the companies listed in such Exhibit 16 is a subsidiary of the Registrant; therefore the only financial statements being filed are those of Sun Life Assurance Company of Canada (U.S.).

Item 27.  NUMBER OF CONTRACT OWNERS:

      As of July 13, 2001 there were 17,144 qualified and 219 non-qualified Contracts issued by the Depositor with respect to the securities registered pursuant to this Registration Statement.

Item 28.  INDEMNIFICATION

      Pursuant to Section 145 of the Delaware Corporation Law, Article 8 of the By-laws of Sun Life Assurance Company of Canada (U.S.), a copy of which was filed as Exhibit 3(b) to the Registration Statement of the Depositor on Form S-1, File No. 33-29851, provides for the indemnification of directors, officers and employees of Sun Life Assurance Company of Canada (U.S.).

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Assurance Company of Canada (U.S.) pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (U.S.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (U.S.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (U.S.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (U.S.) will, unless in the opinion of their counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITERS

      (a) Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts
C, D, E, F, G, H and I, Sun Life (N.Y.) Variable Accounts A, B and C, and Money Market Variable Account, High Yield Variable Account, Capital Appreciation Variable Account, Government Securities Variable Account, World Governments Variable Account, Total Return Variable Account and Managed Sectors Variable Account.

Name and Principal                                Positions and Officers
Business Address*                                 with Underwriter
-----------------                                 ----------------
William Franca....................................President
Davey S. Scoon....................................Treasurer and Director
James M. A. Anderson..............................Director
Ronald J. Fernandes...............................Director
James A. McNulty, III.............................Director
George E. Maden...................................Secretary and Clerk
William T. Evers..................................Assistant Secretary and Clerk
Maura A. Murphy...................................Assistant Secretary and Clerk
Norton A. Goss, II................................Vice President & Chief Compliance Officer
Stephen J. Yarina.................................Tax Officer
Michael L. Gentile................................Vice President
Imants Saksons....................................Vice President

------------------------
* The principal business address of all directors and officers of the principal underwriter except Messrs, Fernandes, Goss and Franca is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481. The principal business address of Messrs, Fernandes, Goss and Franca is One Copley Place, Boston, Massachusetts 02116.

      (c)      Inapplicable.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

      Accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Sun Life Assurance Company of Canada (U.S.), in whole or in part, at its offices at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481, and One Copley Place, Boston, Massachusetts 02116, or at the offices of Massachusetts Financial Services Company at 500 Boylston Street, Boston, Massachusetts 02116.

Item 31.  MANAGEMENT SERVICES

      Not Applicable.

Item 32.  UNDERTAKINGS

                                   SIGNATURES

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 19 to the Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on the 24th day of July, 2001.

                                        Sun Life of Canada (U.S.)
                                        Variable Account D

                                        (Registrant)

                                        Sun Life Assurance Company of
                                        Canada (U.S.)

                                        (Depositor)


                                        By:    /s/ JAMES A. McNULTY, III
                                               --------------------------
                                                   James A. McNulty, III
                                                   President

Attest:   /s/ EDWARD M. SHEA
          ---------------------------
             Edward M. Shea
             Assistant Vice President
             and Senior Counsel

      As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated.


    Signature                              Title                   Date
    ----------                             -----                   ----



   /s/ JAMES A. McNULTY, III      President and Director       July 24, 2001
-------------------------------    (Principal Executive
       James A. McNulty, III             Officer)






   /s/ DAVEY SCOON               Vice President, Finance       July 24, 2001
-------------------------------       and Treasurer
       Davey Scoon                (Principal Financial
                                     and Accounting
                                        Officer)

   /s/ SANDRA M. DADALT          Attorney-in-Fact for:                             July 24, 2001
-------------------------------  Donald A. Stewart, Chairman and Director
       Sandra M. DaDalt          C. James Prieur, Vice Chairman and Director
                                 James C. Baillie, Director
                                 David D. Horn, Director
                                 Angus A. MacNaughton, Director
                                 S. Caesar Raboy, Director
                                 William W. Stinson, Director